Cover	Mar. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2021
Entity File Number	001-11919
Entity Registrant Name	TTEC HOLDINGS, INC.
Entity Central Index Key	0001013880
Entity Tax Identification Number	84-1291044
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9197 S. Peoria Street
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112-5833
City Area Code	303
Local Phone Number	397-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock of TTEC Holdings, Inc., par value $0.01 per share
Trading Symbol	TTEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false